Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Financial assets
Interest-bearing deposits with banks	$ 63,420	$ 79,638
Trading
Trading securities	149,525	139,240
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	312,126	307,903
Loans	740,031	717,575
Derivatives
Derivatives	92,319	95,541
Deposits
Personal	375,606	362,488
Business and government	720,089	696,353
Bank	47,147	41,990
Other
Obligations related to securities sold short	41,544	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	265,009	262,201
Derivatives
Total derivatives	88,102	91,439
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(716)	(314)
Financial assets	(716)	(314)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(716)	(314)
Financial liabilities	(716)	(314)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	73,961	68,747
Investment
Investment securities	2,114	2,031
Derivatives
Total gross derivatives, assets	2,690	3,175
Other assets	1,568	1,474
Financial assets	80,333	75,427
Other
Obligations related to securities sold short	18,789	18,345
Derivatives
Total gross derivatives, liabilities	3,103	3,699
Other liabilities	332	258
Financial liabilities	22,224	22,302
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	50,175	56,896
Trading
Trading securities	73,836	68,911
Investment
Investment securities	79,003	75,798
Assets purchased under reverse repurchase agreements and securities borrowed	270,142	265,011
Loans	13,406	11,501
Derivatives
Total gross derivatives, assets	89,904	92,251
Other assets	1,095	2,635
Financial assets	577,561	573,003
Deposits
Personal	19,935	18,498
Business and government	141,297	132,369
Bank	17,473	17,251
Other
Obligations related to securities sold short	22,755	19,496
Obligations related to assets sold under repurchase agreements and securities loaned	238,833	236,147
Derivatives
Total gross derivatives, liabilities	84,317	86,664
Other liabilities	213	560
Financial liabilities	524,823	510,985
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,728	1,582
Investment
Investment securities	524	506
Loans	679	1,077
Derivatives
Total gross derivatives, assets	441	429
Financial assets	3,372	3,594
Deposits
Personal	122	151
Derivatives
Total gross derivatives, liabilities	1,398	1,390
Other liabilities	7	7
Financial liabilities	1,527	1,548
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	6,131	8,977
Investment
Investment securities	2,068	1,973
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	1,775	2,380
Investment
Investment securities	2,033	1,730
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	9,785	11,068
Investment
Investment securities	3,098	3,132
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,101	215
Investment
Investment securities		12
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	26,673	22,738
Investment
Investment securities	35,333	34,815
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	22	25
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	3,741	2,729
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	7,037	5,730
Investment
Investment securities	5,948	5,956
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	13	4
Investment
Investment securities	2,720	2,727
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	20	20
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,062	891
Investment
Investment securities	559	586
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2	2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	24,188	23,085
Investment
Investment securities	22,001	19,625
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	15	25
Investment
Investment securities	155	152
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	62,988	56,826
Investment
Investment securities	46	46
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	3,303	3,015
Investment
Investment securities	154	153
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,689	1,530
Investment
Investment securities	349	334
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,157	7,074
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	31,858	33,857
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	322	320
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	42,922	41,224
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	49	74
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	82	34
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,690	3,175
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	16,003	17,955
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	43	26
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(961)	(819)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	27	9
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	26,818	28,566
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	877	955
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	41,824	40,484
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	42	27
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	100	120
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,103	3,699
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	15,566	17,456
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	491	419
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	9	38
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(12)	(11)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	50,175	56,896
Trading
Trading securities	149,525	139,240
Investment
Investment securities	81,641	78,335
Assets purchased under reverse repurchase agreements and securities borrowed	270,142	265,011
Loans	14,085	12,578
Derivatives
Total gross derivatives, assets	93,035	95,855
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(716)	(314)
Derivatives	92,319	95,541
Other assets	2,663	4,109
Financial assets	660,550	651,710
Deposits
Personal	20,057	18,649
Business and government	141,297	132,369
Bank	17,473	17,251
Other
Obligations related to securities sold short	41,544	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	238,833	236,147
Derivatives
Total gross derivatives, liabilities	88,818	91,753
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(716)	(314)
Total derivatives	88,102	91,439
Other liabilities	552	825
Financial liabilities	547,858	534,521
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(129)	(158)	$ (182)	$ (177)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	7,906	11,357
Investment
Investment securities	4,101	3,703
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	9,785	11,068
Investment
Investment securities	3,098	3,132
Recurring [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	27,796	22,978
Investment
Investment securities	35,333	34,827
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	10,778	8,459
Investment
Investment securities	5,948	5,956
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	13	4
Investment
Investment securities	2,740	2,747
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,064	893
Investment
Investment securities	559	586
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	24,203	23,110
Investment
Investment securities	22,156	19,777
Recurring [member] | Equity securities [member]
Trading
Trading securities	67,980	61,371
Investment
Investment securities	549	533
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,157	7,074
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	32,180	34,177
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	42,971	41,298
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	82	34
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	18,736	21,156
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(934)	(810)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	27,695	29,521
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	41,866	40,511
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	100	120
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	19,160	21,574
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (3)	$ 27